Right-of-use asset and lease liability (Details 2) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Right-of-use Asset And Lease Liability
2025	R$ 40,844
2026	38,160
2027	18,002
2028	15,549
2029	13,809
After 2029	229,837
Undiscounted amounts	356,201
Imputed interest	(135,501)
Lease liabilities balance	R$ 220,700